BUSINESS COMBINATION (Details 15) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ 26,370,445	R$ 21,531,134	R$ 19,716,223
Carrying amount [member] | Elizabeth Cimentos [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	52,571
Trade receivables	27,571
Receivables from related parties	96,374
Inventories	44,157
Recoverable taxes	18,616
Short-term investments	14,689
Other assets	17,733
Property, plant and equipment	373,574
Intangíible assets	798
Total assets acquired	646,083
Borrowings and financing	198,778
Trade payables	22,735
Taxes payable	19,202
Other payables	44,052
Total liabilities assumed	284,767
Net equity acquired	361,316
Indirect investiment	(40,663)
Net equity acquired	320,653
Carrying amount [member] | Elizabeth Mineracao [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	2,197
Trade receivables	1,027
Receivables from related parties	9,035
Inventories	1,017
Recoverable taxes	931
Other assets	673
Investment	40,653
Property, plant and equipment	15,092
Intangíible assets	500
Total assets acquired	71,125
Borrowings and financing	182,402
Trade payables	446
Taxes payable	37,158
Debits with related parties	96,350
Other payables	7,257
Total liabilities assumed	323,613
Net equity acquired	(252,488)
Net equity acquired	(252,488)
Carrying amount [member] | Elizabeth Cimentos And Elizabeth Mineracao [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	388,666
Mining rights	500
Licenses	798
Total	389,964
Fair Value Adjustments [Member] | Elizabeth Cimentos [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	161,367
Intangíible assets	59,456
Total assets acquired	220,823
Net equity acquired	220,823
Indirect investiment	(24,851)
Net equity acquired	195,972
Fair Value Adjustments [Member] | Elizabeth Mineracao [Member]
IfrsStatementLineItems [Line Items]
Investment	24,845
Property, plant and equipment	77,089
Intangíible assets	269,385
Total assets acquired	371,319
Net equity acquired	371,319
Net equity acquired	371,319
Fair Value Adjustments [Member] | Elizabeth Cimentos And Elizabeth Mineracao [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	238,456
Mining rights	269,385
Licenses	59,456
Total	567,297
Total Fair Value [Member] | Elizabeth Cimentos [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	52,571
Trade receivables	27,571
Receivables from related parties	96,374
Inventories	44,157
Recoverable taxes	18,616
Short-term investments	14,689
Other assets	17,733
Property, plant and equipment	534,941
Intangíible assets	60,254
Total assets acquired	866,906
Borrowings and financing	198,778
Trade payables	22,735
Taxes payable	19,202
Other payables	44,052
Total liabilities assumed	284,767
Net equity acquired	582,139
Indirect investiment	(65,514)
Net equity acquired	516,625
Total Fair Value [Member] | Elizabeth Mineracao [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	2,197
Trade receivables	1,027
Receivables from related parties	9,035
Inventories	1,017
Recoverable taxes	931
Other assets	673
Investment	65,498
Property, plant and equipment	92,181
Intangíible assets	269,885
Total assets acquired	442,444
Borrowings and financing	182,402
Trade payables	446
Taxes payable	37,158
Debits with related parties	96,350
Other payables	7,257
Total liabilities assumed	323,613
Net equity acquired	118,831
Net equity acquired	118,831
Total Fair Value [Member] | Elizabeth Cimentos And Elizabeth Mineracao [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	627,122
Mining rights	269,885
Licenses	60,254
Total	R$ 957,261
Business Property Plant And Equipment 1 [Member]
IfrsStatementLineItems [Line Items]
Description of basis of valuation of assets available for benefits	The values of fixed assets were adjusted by the difference between the revalued value of fixed assets and their respective net book value, according to a technical evaluation carried out by an independent appraiser for the groups of assets represented by improvements constructions, vehicles, furniture and fixtures. The useful lives follow the terms disclosed in note 12.
Business Property Plant And Equipment 1 [Member] | Elizabeth Cimentos And Elizabeth Mineracao [Member]
IfrsStatementLineItems [Line Items]
Description of basis of valuation of assets available for benefits	Valued using the "MARKET APPROACH" method, where the fair value of the asset is estimated by comparing it with similar or comparable assets that have been sold or listed for sale in the primary or secondary market.
Business Mining Rights [Member] | Elizabeth Cimentos And Elizabeth Mineracao [Member]
IfrsStatementLineItems [Line Items]
Description of basis of valuation of assets available for benefits	Evaluated by the MPEEM method that measures the present value of future income to be generated during the remaining useful life of a given asset. Using the analysis of the company's projected results as a reference, the pre-tax cash flows directly attributable to the asset are calculated, as of the base date stipulated in the evaluation.
Business Licenses [Member] | Elizabeth Cimentos And Elizabeth Mineracao [Member]
IfrsStatementLineItems [Line Items]
Description of basis of valuation of assets available for benefits	Valued using the WITH / WITHOUT method, which estimates the intangible value by the difference between discounted cash flow models with and without the asset.